Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 81,898	$ 69,185	$ 147,310	$ 128,339
Time charter, voyage and logistics business expenses	(23,896)	(18,705)	(39,768)	(33,146)
Direct vessel expenses	(22,039)	(18,605)	(39,825)	(35,530)
General and administrative expenses	(6,983)	(4,782)	(12,363)	(8,829)
Depreciation and amortization	(7,916)	(8,127)	(15,657)	(16,073)
Interest expense and finance cost, net	(16,293)	(16,060)	(32,807)	(31,842)
Impairment loss/loss on sale of vessel	(1,651)	0	(1,651)	0
Other (expense)/income, net	(169)	2,647	(3,237)	1,204
Non-operating other finance cost	0	0	0	(24,000)
Income/(loss) before equity in net earnings of affiliate companies	2,951	5,553	2,002	(19,877)
Equity in net earnings of affiliate companies	15,210	13,160	31,297	22,958
Income before taxes	18,161	18,713	33,299	3,081
Income tax expense	(1,143)	(368)	(1,408)	(301)
Net income from continuing operations	17,018	18,345	31,891	2,780
Net income from discontinued operations	0	28,933	0	39,370
Net income	17,018	47,278	31,891	42,150
Less: Net income attributable to the noncontrolling interest	(1,538)	(2,318)	(1,946)	(2,190)
Net income attributable to Navios Holdings common stockholders	15,480	44,960	29,945	39,960
Net income attributable to Navios Holdings from continuing and discontinued operations:
Income attributable to Navios Holdings, diluted from continuing operations	15,480	16,027	29,945	590
Income attributable to Navios Holdings, basic from continuing operations	15,480	16,027	29,945	590
Income attributable to Navios Holdings, basic from discontinued operations	0	28,933	0	39,370
Income attributable to Navios Holdings, diluted from continuing operations	0	28,933	0	39,370
Income attributable to Navios Holdings common stockholders, diluted	6,207	31,225	12,018	28,115
Income attributable to Navios Holdings common stockholders, basic	$ 6,207	$ 31,225	$ 12,018	$ 28,115
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$ 0.27	$ 0.47	$ 0.53	$ (0.07)
Basic earnings per share attributable to Navios Holdings common stockholders from discontinued operations	0	0.91	0	1.31
Basic earnings per share attributable to Navios Holdings common stockholders	$ 0.27	$ 1.38	$ 0.53	$ 1.24
Weighted average number of shares, basic	22,744,450	22,654,825	22,744,450	22,643,215
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$ 0.27	$ 0.46	$ 0.53	$ (0.07)
Diluted earnings per share attributable to Navios Holdings common stockholders from discontinued operations	0	0.91	0	1.30
Diluted earnings per share attributable to Navios Holdings common stockholders	$ 0.27	$ 1.37	$ 0.53	$ 1.23
Weighted average number of shares, diluted	22,850,450	22,848,328	22,850,450	22,845,014